PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost:	$ 68,115	$ 46,057
Accumulated depreciation:	37,549	32,301
Net book value	30,566	13,756
Depreciation expense	5,401	5,071	$ 3,618
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	38,432	33,160
Accumulated depreciation:	28,835	25,259
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	4,353	1,557
Accumulated depreciation:	1,431	1,237
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	25,330	11,340
Accumulated depreciation:	$ 7,283	$ 5,805